Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	December 31,

	2023	2022
Trade receivables	1,103	1,097
Less: allowance for doubtful accounts	(21)	(20)
Less: allowance for sales adjustments	(33)	(37)
Net trade receivables	1,049	1,040
Other receivables	73	29
Trade and other receivables	1,122	1,069

Summary of Aging of Gross Trade Receivables
The aging of gross trade receivables at each reporting date was as follows:

	December 31,

	2023	2022
Current - 30 days	950	950
Past due 31-60 days	31	42
Past due 61-90 days	38	27
Past due 91-180 days	42	37
Past due >180 days	42	41
Balance as of December 31	1,103	1,097

Summary of Change in Allowance for Doubtful Accounts
The change in the allowance for doubtful accounts was as follows:

	December 31,

	2023	2022
Balance at beginning of year	20	38
Charges	34	19
Write-offs	(35)	(36)
Disposals of businesses	(1)	-
Translation and other, net	3	(1)
Balance at end of year	21	20